Derivative financial and operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of derivative financial assets and liabilities	The following table summarizes the fair value of the Company's derivative financial instruments:

	At December 31,
	2023		2022
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ million)
Fair value hedges:
Interest rate risk - interest rate swaps	€26	€(1)	€—	€—
Interest rate and currency risk - combined interest rate and currency swaps	—	—	—	—
Currency risk - forward contracts, currency swaps and currency options	—	—	25	(22)
Commodity price risk – commodity swaps and commodity options	—	—	—	—
Total Fair value hedges	26	(1)	25	(22)
Cash flow hedges:
Interest rate risk - interest rate swaps	—	(28)	19	—
Currency risks - forward contracts, currency swaps and currency options	111	(331)	423	(266)
Commodity price risk – commodity swaps and commodity options	36	(681)	406	(637)
Total Cash flow hedges	147	(1,040)	848	(903)
Net investment hedges:
Currency risks - forward contracts, currency swaps and currency options	—	—	—	—
Total Net investment hedges	—	—	—	—
Derivatives for trading	75	(43)	34	(25)
Total Fair value of derivative financial assets/(liabilities)	€248	€(1,084)	€907	€(950)
Financial derivative assets/(liabilities) - current	€17	€(18)	€13	€(18)
Financial derivative assets/(liabilities) - non-current	€23	€(21)	€21	€—
Derivative operating assets/(liabilities) - current	€157	€(746)	€587	€(708)
Derivative operating assets/(liabilities) - non-current	€51	€(299)	€286	€(224)

Summary of outstanding notional amounts by due date	The following table summarizes the outstanding notional amounts of the Company's derivative financial instruments by due date:

	At December 31,
	2023				2022
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ million)
Currency risk management	€21,424	€6,263	€—	€27,687	€22,142	€5,831	€—	€27,973
Interest rate risk management	42	6,680	—	6,722	220	830	—	1,050
Interest rate and currency risk management	37	28	—	65	14	101	—	115
Commodity price risk management	2,809	2,196	—	5,005	3,291	3,252	—	6,543
Total Notional amount	€24,312	€15,167	€—	€39,479	€25,667	€10,014	€—	€35,681

Summary of fair value hedges	The net gains and losses arising from the valuation of outstanding currency derivatives and interest rate derivatives
(for managing currency risk) were recognized in accordance with fair value hedge accounting and the net gains and losses arising from the respective hedged items are summarized as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Currency and interest rate risk
Change in ineffective portion	€(1)	€(34)	€(16)
Interest rate risk
Change in ineffective portion	—	—	—
Net gains/(losses)	€(1)	€(34)	€(16)

Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement	The Company reclassified gains/(losses) arising on Cash flow hedges, net of the tax effect, from Other comprehensive income and Inventories to the Consolidated Income Statement as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Currency risk
(Increase)/decrease in Cost of revenues	€(101)	€(111)	€(82)
Net financial income/(expenses)	—	—	(86)
Result from investments	7	(10)	20
Interest rate risk
(Increase)/decrease in Cost of revenues	—	—	—
Result from investments	44	(59)	(6)
Net financial income/(expenses)	—	—	2
Commodity price risk
(Increase)/decrease in Cost of revenues	(435)	464	18
Ineffectiveness and discontinued hedges	4	(6)	2
Tax expense	77	(99)	5
Total recognized in the Consolidated Income Statement	€(404)	€179	€(127)